UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           The Reconnaissance Fund LP
Address:                        P.O. Box 1180
                                Avon, Connecticut 06001


13F File Number: 028-05187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Willaim J. Newman
Title:                          Manager
Phone:                          (860) 409-0600
Signature, Place, and Date of Signing:

     /s/ William J. Newman      Avon, Connecticut               4/24/2001
         (Signature)              (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager    0

Form 13F Information Table Entry    16

Form 13F Information Table Value    $10,187

List of Other Included Managers:    NONE

                                                              FORM 13F-HR
                                                         Quarter Ending 3/31/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP                   COMMON        343412102        2,670        60,000  SH            X                   60,000
JACOBS ENGINEERING           COMMON        469814107        2,204        38,000  SH            X                   38,000
NORTHROP GRUMANN             COMMON        666807102        2,175        25,000  SH            X                   25,000
UNITED TECHNOLOGIES INC      COMMON        913017109        2,052        28,000  SH            X                   28,000
JP MORGAN & CO INC           COMMON        46625H100        1,886        42,000  SH            X                   42,000
MELLON FINANCIAL             COMMON        58551A108        1,783        44,000  SH            X                   44,000
ADOBE SYSTEMS INC            OTC           00724F101        1,399        40,000  SH            X                   40,000
LAM RESEARCH CORP            OTC           512807108          998        42,000  SH            X                   42,000
APPLIED MATERIALS            OTC           038222105          870        20,000  SH            X                   20,000
BROCADE COMMUNICATIONS       OTC           111621108         -104        -5,000  SH            X                   -5,000
UNITEDHEALTH GROUP           COMMON        91324P102         -296        -5,000  SH            X                   -5,000
CEPHALON INC                 OTC           156708109         -385        -8,000  SH            X                   -8,000
HUMAN GENOME SCIENCES INC    OTC           444903108         -598       -13,000  SH            X                  -13,000
PROVIDIAN FINANCIAL CORP     COMMON        74406A102       -1,324       -27,000  SH            X                  -27,000
SIEBEL SYSTEMS               OTC           826170102       -1,387       -51,000  SH            X                  -51,000
XILINX INC                   OTC           983919101       -1,756       -50,000  SH            X                  -50,000

                             Total                         10,187
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